Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events
Deferral and Consent under Tranche B Senior Secured Convertible Note
Pursuant to the Tranche B Notes, commencing on January 2, 2025 (the “First Amortization Payment Date”), the Company is required to redeem in cash (the “First Amortization Payment”) such portion of the principal amount of the Tranche B Notes equal to each Tranche B Noteholder’s Holder Pro Rata Amount (as defined in the Tranche B Notes) of $6,250,000 per fiscal quarter at a redemption price equal to 100% of such Amortization Amount (as defined in the Tranche B Notes).
On January 2, 2025, the Company entered into a deferral and consent letter with each of (i) Nomis Bay Ltd and BPY Limited (the “Nomis Bay Consent”), (ii) Oramed (the “Oramed Consent”) and (iii) 3i, LP (the “3i Consent” and, together with the Nomis Bay Consent and the Oramed Consent, the “Tranche B Consents”), respectively, pursuant to which the Tranche B Noteholders agreed to defer the Company’s obligation to make the First Amortization Payment until January 31, 2025. In consideration of such deferral, and to limit the Tranche B Noteholders’ right to exercise certain secured creditor remedies (including recourse against the assets of SCLX JV as a grantor under the Security Agreement (as defined in the Tranche B Consents)), SCLX JV delivered to the Tranche B Noteholders (or their designee) by deposit/withdrawal at custodian with the Depository Trust Company an aggregate of 5,000,000 Scilex Shares held by SCLX JV, of which 2,500,000 shares were delivered to Oramed, 720,000 shares were delivered to BPY Limited, 1,280,000 shares were delivered to Nomis Bay Ltd, and 500,000 shares were delivered to 3i, LP.
In addition, pursuant to the Tranche B Consents, effective as of the latest of (i) the time of execution and delivery of the Tranche B Consents, (ii) the time of the delivery of the Scilex Shares and (iii) the time of grant of the Royalty and Exclusive Rights (each as defined in, and contemplated pursuant to, the Term Sheet that is an exhibit to the Tranche B Consents (the “Term Sheet”)), the Tranche B Noteholders agreed to further defer the Company’s obligation to make the First Amortization Payment until October 8, 2026, provided that, as contemplated in the Term Sheet, the Company pays an aggregate of $1.1 million in respect of a portion of the First Amortization Payment and related make-whole interest (which amount has been paid).
The Term Sheet provides that the Company and the Tranche B Noteholders would enter into an agreement pursuant to which the Tranche B Noteholders shall collectively receive a 10 year, assignable, freely transferable, 4% royalty on the worldwide Net Sales (as defined therein) of GLOPERBA and ELYXYB, excluding sales of ELYXYB in Canada. Please see section below titled “Gloperba and Elyxyb Royalty Purchase Agreement” for a description of such royalty agreement entered into by us.
Amendment to Senior Secured Note
On January 21, 2025, the Company entered into an amendment letter with Oramed (the “Oramed Amendment”), pursuant to which, among other things, Oramed agreed to extend the Maturity Date under and as set forth in the Oramed Note from March 21, 2025 to December 31, 2025. In consideration of such extension, SCLX JV agreed to deliver to Oramed an aggregate of 3,250,000 shares of Common Stock held by SCLX JV.
ZTlido Rest of World License Agreement
On February 22, 2025 (the “
Lido Effective Date
”), Scilex Pharma entered into a License Agreement (the “
Lido License Agreement
”) with RoyaltyVest Ltd. (the “Licensee”) with respect to services, compositions, products, dosages and formulations comprising lidocaine that have been or are later developed by or on behalf of Scilex Pharma, including the product and any future product defined as a “Product” under Scilex Pharma’s existing (i) Product Development Agreement, dated as of May 11, 2011, with Oishi and Itochu, as amended, and (ii) the associated Commercial Supply Agreement, dated February 16, 2017, between Scilex Pharma, Oishi and Itochu, as amended, which include (a) ZTlido (lidocaine topical system) 1.8
%, including the composition of matter with the NDC
69557-111-30
and
(b) SP-103
(collectively, the “
Lido Product
”). The Lido License Agreement
supersedes and replaces the that certain Rest of World License Term Sheet parties entered into on October 8, 2024.
Under the Lido License Agreement, Scilex Pharma granted to the Licensee during the Lido License Term (as defined below) a worldwide (other than the United States and certain territories stated in the Lido License Agreement), exclusive, non-transferable
right, license and interest in, to, and under all Product Rights Controlled (each as defined therein) by Scilex Pharma to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit all Lido Products, in all cases solely for commercialization of the Lido Products outside of the United States and certain territories stated in the Lido License Agreement (the “
Lido Licensee Territory
”). The Licensee granted to Scilex Pharma a
non-exclusive,
non-transferable,
right and license under the Licensee
Non-Blocking
Patents (as defined therein) (i) in the Licensor Territory (as defined therein), to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit Lido Product for commercialization of Lido Products in the Licensor Territory in the Field (each as defined therein), and (ii) worldwide, to develop and manufacture Lido Product for commercialization in the Licensor Territory in the Field (each as defined therein). Each of the Licensee and Scilex Pharma will receive 50% of the Net Revenue (as defined therein) generated, and the Licensee shall effect the foregoing by paying to Scilex Pharma its share of the Net Revenue on a quarterly basis.
Pursuant to the Lido License Agreement, the Licensee shall (i) use commercially reasonable efforts to obtain and maintain regulatory approval for the Lido Product in at least one Major Market Country (as defined therein) within 18 months after the Lido Effective Date, and (ii) commit $200,000, or its equivalent in kind, annually towards such efforts until it obtains regulatory approval for the Lido Product in the Lido Licensee Territory. Scilex Pharma shall use commercially reasonable and diligent efforts to obtain and maintain regulatory approvals for
SP-103
and all existing Lido Products in each country or jurisdiction in the Licensor Territory (as defined therein).
Promptly after the Lido Effective Date, Scilex Pharma is required to (i) facilitate an introduction between Oishi, Itochu, and the Licensee, and (ii) use reasonable efforts to cause each of Oishi and Itochu to accept a direct engagement with the Licensee for the manufacturing or supply of the Lido Product in finished dosage form. In addition, Scilex Pharma agreed to appoint the Licensee as its exclusive distributor of the Lido Product in the Licensee Territory during the Lido License Term.
The term of the Lido License Agreement commences on the Lido Effective Date and continues until expiration of the last to expire Licensed Patents (as defined therein), unless earlier terminated (the “
Lido License Term
”).
Parent Guarantee for Lido License Agreement
On February 22, 2025, in connection with Lido License Agreement, the Company entered into that certain Parent Guarantee for Lidocaine License Agreement (the “
Parent Guarantee
”) with the Licensee, pursuant to which the Company agreed to guarantee the due and proper performance of Scilex Pharma’s obligations under the Lido License Agreement on the terms and conditions set forth in the Parent Guarantee. Pursuant to the terms of the Parent Guarantee, the Company shall provide the Licensee with written notice of any Change of Control (as defined therein) of Scilex Pharma within five business days after the consummation of such Change of Control, and the Parent Guarantee and the guarantee obligations shall automatically terminate upon the consummation of such Change of Control.
Gloperba-Elyxyb Royalty Purchase Agreement
As contemplated by the Term Sheet in respect of the Royalty and Exclusive Rights described therein, on February 28, 2025 (the “Gloperba-Elyxyb Closing Date”), the Company entered into a Purchase and Sale Agreement (the “Gloperba-Elyxyb Royalty Purchase Agreement”) with Scilex Pharma, certain institutional investors (collectively, the “Gloperba-Elyxyb Royalty Investors”) and Oramed (together with the Gloperba-

Elyxyb Royalty Investors, the “Gloperba-Elyxyb RPA Purchasers”). Pursuant to the Gloperba-Elyxyb Royalty Purchase Agreement, Scilex Pharma sold to the Gloperba-Elyxyb RPA Purchasers the right to receive
4% of all aggregate net sales worldwide (the “Gloperba-Elyxyb Purchased Receivables”) with respect to Gloperba, Elyxyb, and any related, improved, successor, replacement and/or varying dosage forms of the foregoing (the “Gloperba-Elyxyb Covered Products”).
In consideration of the Further Deferral and representing the “grant of the Royalty and Exclusive Rights” (as defined in the Term Sheet), during the period commencing on the Gloperba-Elyxyb Closing Date and expiring on the tenth anniversary of the Gloperba-Elyxyb Closing Date (the “Gloperba-Elyxyb Payment Term”), Scilex Pharma shall pay to each Gloperba-Elyxyb RPA Purchaser, by wire transfer of immediately available funds in U.S. dollars to such Gloperba-Elyxyb RPA Purchaser’s account such Gloperba-Elyxyb RPA Purchaser’s Specified Percentage (as defined in the Gloperba-Elyxyb Royalty Purchase Agreement) of the Covered Product Revenue Payments (each as defined in the Gloperba-Elyxyb Royalty Purchase Agreement) for each calendar quarter (commencing with the calendar quarter beginning January 1, 2025) promptly, but in any event no later than 60 calendar days after the end of each calendar quarter.
The Gloperba-Elyxyb Royalty Purchase Agreement shall terminate six months following receipt by the Gloperba-Elyxyb RPA Purchasers of all payments of the Purchased Receivables to which each Gloperba-Elyxyb RPA Purchaser is entitled during the Payment Term.
Royalty Security Agreement
Pursuant to the terms of the Gloperba-Elyxyb Royalty Purchase Agreement, the Company entered into a Security Agreement with Scilex Pharma and the collateral agent (as identified therein) for the benefit of the Gloperba-Elyxyb RPA Purchasers, dated as of February 28, 2025 (the “Gloperba-Elyxyb Royalty Security Agreement”).
Under the Gloperba-Elyxyb Royalty Security Agreement, each of our and Scilex Pharma’s due performance and payment under the Gloperba-Elyxyb Royalty Purchase Agreement is secured by certain collateral, including a collection account and certain material contracts, intellectual property rights and regulatory approvals, in each case related to the Gloperba-Elyxyb Covered Products.
Subordination Agreement
In connection with the Gloperba-Elyxyb Royalty Purchase Agreement and the Gloperba-Elyxyb Royalty Security Agreement, the Company entered into that certain Subordination Agreement, dated as of February 28, 2025 (the “Gloperba-Elyxyb Subordination Agreement”), by and among the Company, Scilex Pharma the Gloperba-Elyxyb RPA Purchasers and the Note Agent (each as defined in the Subordination Agreement). Pursuant to the Gloperba-Elyxyb Subordination Agreement, the parties agreed that all obligations, liabilities and indebtedness under the Gloperba-Elyxyb Royalty Purchase Agreement are secured by first priority liens on the collateral under the Gloperba-Elyxyb Royalty Security Agreement (the “Gloperba-Elyxyb Royalty Collateral”) and the Note Agent’s lien on the Gloperba-Elyxyb Royalty Collateral is subordinated and becomes a second priority lien.
Amendment No. 1 to ZTlido Royalty Purchase Agreement
On February 28, 2025, the Company and Scilex Pharma entered into an Amendment No. 1 to Purchase and Sale Agreement (the “ZTlido Royalty Amendment”) with the purchasers (the “ZTlido Royalty Purchasers”) under that certain Purchase and Sale Agreement, dated as of October 8, 2024 (the “ZTlido Royalty Purchase Agreement”). Pursuant to the Royalty Amendment, the Company and Scilex Pharma may assign their respective rights or delegate their respective obligations under the ZTlido Royalty Purchase Agreement without the prior written consent of the Purchasers if the Company receives a commitment, contingent upon an asset purchase of Covered Products (as defined in the ZTlido Royalty Purchase Agreement), that would allow the Company to pay in full all obligations owed under the Debt Instruments (as defined therein), provided that such purchaser of Covered Products agrees to assume all of the obligations of the Company and Scilex Pharma under the ZTlido Royalty Purchase Agreement.
Gloperba Rest of World License Agreement
On February 28, 2025 (the “Effective Date”), the Company entered into a License Agreement (the “Gloperba License Agreement”) with Scilex Pharma and the Licensee with respect to (i) services, compositions, products, dosages and formulations comprising Gloperba that have been or are later developed by or on behalf of the Company, including the product and any future product defined as a “Licensed Product” under the Romeg License Agreement, as amended and as may be further amended or restated from time to time, and (ii) any related, improved, successor or replacement forms of any such product Controlled (as defined therein) by the Company ((i) and (ii) collectively, the “Gloperba Product”).
Under the Gloperba License Agreement, the Company granted to the Licensee during the Gloperba License Term (as defined below) a worldwide, exclusive, non-transferable
(except in connection with a permitted assignment of the Gloperba License Agreement) right, license and interest in, to, and under all Product Rights Controlled (each as defined therein) by the Company to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit all Gloperba Products, in all cases solely for commercialization of the Gloperba Products outside of the United States in the Field (as defined therein). The Licensee granted to the Company a non-exclusive,
non-transferable
(except in connection with a permitted assignment of the Gloperba

License Agreement), right and license under the Licensee
Non-Blocking
Patents (as defined therein) (i) in the United States, to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit Gloperba Product for commercialization of Gloperba Products in the United States in the Field (as defined therein), and (ii) worldwide, to develop and manufacture Gloperba Product for commercialization in the United States in the Field (as defined therein). Each of the Licensee and the Company will receive
50
% of the Net Revenue (as defined therein) generated based on Licensee’s sale of the Gloperba Products, and the Licensee shall effect the foregoing by paying to the Company an amount required for the Company to receive its share of the Net Revenue on a quarterly basis.
Pursuant to the Gloperba License Agreement, the Licensee shall obtain and maintain regulatory approval for the Gloperba Product outside of the United States in accordance with its own business judgment and in its sole and absolute discretion.
Promptly after the Effective Date, the Company is required to (i) facilitate an introduction between the Licensee and the Company’s contract manufacturer of the Gloperba Product (the “Gloperba CMO”) as of the Effective Date, and (ii) use reasonable efforts to cause such Gloperba CMO to accept a direct engagement with the Licensee for the manufacturing or supply of the Gloperba Product in finished dosage form. In addition, the Company agreed to appoint the Licensee as its exclusive distributor of the Gloperba Product in the entire world other than the United States during the Gloperba License Term.
The term of the Gloperba License Agreement commences on the Effective Date and continues until expiration of the last to expire Licensed Patents (as defined therein), unless earlier terminated (the “Gloperba License Term”).